Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term debt
Disclosure of detailed information about borrowings [text block]

		Word Z		Transcription	HomeTech
	Crown	Promissory	WordZ SBA	Express VTB	VTB Loan
	Capital (a)	note (b)	Loan (b)	Loan (b)	(b)	Total
Balance as at January 1, 2021	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799
Add: current portion	304,746	446,552	214,307	280,531	240,000	1,486,136
	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Interest expense	1,232,349	49,890	—	5,892	—	1,288,131
Accretion expense	347,372	102,462	—	—	61,597	511,431
Interest payment	(1,231,369)	(39,109)	(832)	(5,892)	—	(1,277,202)
Debt repayment	—	(407,443)	(145,129)	(280,531)	(240,000)	(1,073,103)
Foreign exchange translation	34,629	—	—	—	—	34,629
Balance as at December 31, 2021	$11,781,127	$770,103	$114,269	$—	$443,322	$13,108,821
Less: Current portion	(308,892)	(446,552)	(114,269)	—	(240,000)	(1,109,713)
	$11,472,235	$323,551	$—	$—	$203,322	$11,999,108

		Word Z		Transcription
	Crown Capital	Promissory	WordZ SBA	Express VTB	HomeTech
	(a)	note (b)	Loan	Loan (b)	VTB Loan (b)	Total
Balance as at January 1, 2020	$5,964,602	$—	$—	$—	$541,035	$6,505,637
Add: current portion	—	—	—	863,438	240,000	1,103,438
	$5,964,602	$—	$—	$863,438	$781,035	$7,609,075
Debt advancement	4,482,659	915,105	260,230	—	—	5,657,994
Interest expense	1,409,961	50,865	—	84,731	—	1,545,557
Accretion expense	313,112	98,333	—	—	80,690	492,135
Interest payment	(982,969)	—	—	(69,607)	—	(1,052,576)
Debt repayment	—	—	—	(598,031)	(240,000)	(838,031)
Foreign exchange translation	210,781	—	—	—	—	210,781
Balance as at December 31, 2020	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Less: Current portion	(304,746)	(446,552)	(214,307)	(280,531)	(240,000)	(1,486,136)
	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799

Schedule of minimum remaining principal repayments

	Crown	wordZ promissory		HomeTech
	Capital	note	wordZ SBA Loan	VTB loan	Total
2022	$—	$400,000	$114,269	$240,000	$754,269
2023	12,165,330	400,000	—	240,000	12,805,330
2024	—	—	—	20,000	20,000
	$12,165,330	$800,000	$114,269	$500,000	$13,579,599